EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.4 - Schedule 1

Client Name:
Client Project Name:	EFMT 2026-CES2
Start - End Dates:	4/17/2025 - 1/9/2026
Deal Loan Count:	793

Conditions Report 2.0

Loans in Report:	793
Loans with Conditions:	176

0 - Total Active Conditions

232 - Total Satisfied Conditions

78 - Credit Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
9 - Category: Credit/Mtg History
1 - Category: DTI
12 - Category: Income/Employment
6 - Category: Insurance
19 - Category: Legal Documents
8 - Category: Terms/Guidelines
16 - Category: Title
2 - Property Valuations Review Scope
2 - Category: Appraisal
152 - Compliance Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
32 - Category: Compliance Manual
14 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
1 - Category: Finance Charge Tolerance
6 - Category: RESPA
8 - Category: Right of Rescission
4 - Category: Section 32
21 - Category: State Consumer Protection
1 - Category: Texas Home Equity
56 - Category: TILA/RESPA Integrated Disclosure
37 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: LTV/CLTV
36 - Compliance Review Scope
36 - Category: Texas Home Equity

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.